Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Schedule of movements of the allowance for expected credit losses
The Group recorded a provision for current expected credit losses. The following table sets out movements of the allowance for expected credit losses for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Beginning balance	305,535	219,201	283,993
(Reversal)/Provisions	(16,000)	109,801	27,754
Write-offs	(70,334)	(45,009)	(94,834)

Ending balance	219,201	283,993	216,913

Schedule of estimated useful lives of the intangible assets	Major identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Licensed copyrights of content	shorter of the licensed period or projected useful life of the content, mainly vary from 1 to 10 years

License rights of mobile games	shorter of the licensed period or projected useful life of mobile games, mainly vary from 1 to 3 years

Intellectual property and others	1 - 15 years, based on the underlying intangible assets expected to contribute to the future cash flows

Schedule of future lease payments under operating leases	Future lease payments under operating leases as of December 31, 2025 were as follows:

December 31, 2025
RMB in thousands
2026	150,655
2027	16,409
2028 and thereafter	19,969

Total future lease payments	187,033
Less: Impact of discounting remaining lease payments	(3,880)

Total lease liabilities	183,153

Schedule of supplemental cash flow information related to operating leases	Supplemental cash flow information related to operating leases was as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Cash payments for operating leases	206,518	198,418	187,876
Right-of-use assets (released)/obtained in exchange for operating lease liabilities	(60,910)	15,979	46,917

Schedule of net revenues disaggregated by revenue sources
The following table presents the Group’s net revenues disaggregated by revenue sources:

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Value-added services	9,910,080	10,999,137	11,928,286
Advertising	6,412,040	8,189,175	10,058,430
Mobile games	4,021,137	5,610,323	6,394,638
IP derivatives and others	2,184,730	2,032,890	1,966,412

Total net revenues	22,527,987	26,831,525	30,347,766

Schedule of appropriations to general reserve funds and statutory surplus funds
The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Appropriations to general reserve funds and statutory surplus funds	8,576	3,893	6,463